Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (7,425,238)	$ (8,400,611)	$ (11,114,179)	$ (13,498,626)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	446,072	149,675	199,225	203,286
Operating lease right-of-use asset	(8,008)	9,776	6,913	28,507
Accrued PIK Interest	185,838	316,765	375,629
Debt discount amortization	713,681	900,979	1,187,656	1,499,596
Share-based compensation	443,868	1,737,990	2,301,735	3,887,852
PPP Loan Forgiveness				(361,605)
Loss on conversion of convertible notes payable				290,109
Bad Debt expense	106,959
Forgiveness of stockholders payables		(510,000)
Deferred offering cost write-off	1,026,012
Forfeiture of Founders’ deferred compensation	(367,803)
(Increase) decrease in:
Security deposit				(74,068)
(Increase) decrease in:
Accounts receivable	1,760,827	1,549,366	1,121,030	(2,592,005)
Prepaid expense	85,997	(165,286)	(77,685)	38,487
Increase (decrease) in:
Accounts payable and accrued expenses	238,244	(342,088)	715,178	4,094,180
Total adjustments	4,631,687	3,647,177	5,829,681	7,014,339
Net cash used in operating activities	(2,793,551)	(4,753,434)	(5,284,498)	(6,484,287)
Net cash used in investing activities
Acquisition of Fixed Assets		(2,061)	(2,043)	0
Net cash used in investing activities		(2,061)	(2,043)	0
Cash flows from financing activities
Proceeds from convertible notes payable, net of cash discount	2,170,000	1,237,400	2,364,400	6,863,642
Payable (forgiveness) to founders’ stockholder payable			(510,000)	102,000
Proceeds from issuance of common stock pursuant to exercise of warrants		1,285,832	1,285,833	2,094,148
Deferred offering cost		(321,385)	(468,531)	(380,000)
Proceeds from issuance of stock				48
Proceeds from issuance of stock upon exercise of Employee Options			19,996	0
Net cash provided by financing activities	2,170,000	2,201,847	2,691,678	8,679,838
Net (decrease) in cash and cash equivalents	(623,551)	(2,553,648)	(2,594,863)	2,195,551
Cash – Beginning of period	792,337	3,387,200	3,387,200	1,191,649
Cash – End of period	168,786	833,552	792,337	3,387,200
Supplemental disclosures of non-cash flow investing and financing activities:
Deferred debt discount on convertible notes payable	720,975	287,385	(324,212)	1,613,145
Deemed Dividend from Inducement to Exercise Warrants		28,600	28,600
Conversion of convertible notes payable and accrued interest to shares	2,719,341	7,919,007	$ 7,974,007	$ 4,339,353
Issuance of common stock for patents acquisition	$ 4,000,000